Significant accounting estimates, assumptions and judgments - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) warrants performance_obligation lease shares	Dec. 31, 2022 EUR (€) warrants	Dec. 31, 2021 EUR (€) warrants	Mar. 31, 2022 type	Mar. 16, 2022 shares
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares					1
Number of performance obligations | performance_obligation	2
Number of option types | type				2
Number of leases | lease	7
Deferred tax assets | €	€ 807	€ 523	€ 570
Impairments of property, plant and equipment | €	510	701	354
Reversal of impairments | €	€ 635	€ 679	€ 381
Goodwill | Cash Flow Period, Measurement Input | Discounted cash flow
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Unobservable input, assets	5
Minimum
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Advance review period	18 months
Minimum | Land permits
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term	1 year
Minimum | Offices And Other Assets
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term	1 year
Minimum | Cars And Software
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term	1 year
Maximum
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Advance review period	24 months
Maximum | Land permits
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term	15 years
Maximum | Offices And Other Assets
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term	12 years
Maximum | Cars And Software
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term	4 years
Development Contracts
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Number of performance obligations | performance_obligation	2
Operation And Maintenance Services
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Number of performance obligations | performance_obligation	2
Computer software
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Public Warrants
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Warrants outstanding (shares) | warrants	0	13,799,948	0
Public Warrants | Ordinary Shares
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares	1
Private Placement Warrants
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Warrants outstanding (shares) | warrants	0	0	0